Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

	As at 30.06.24	As at 31.12.23
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	17,272	17,578
Performance guarantees, acceptances and endorsements	9,553	9,251
Total	26,825	26,829

Commitments
Documentary credits and other short-term trade related transactions	2,489	2,352
Standby facilities, credit lines and other commitments	347,530	335,583
Total	350,019	337,935